Taxes Payable - Summary of taxes payable (Detail) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Taxes Payable [Line Items]
Non current	$ 1,428	$ 2,175	$ 220
Current	11,437	10,027	6,879
VAT [member]
Disclosure of Taxes Payable [Line Items]
Current	3,532	2,274	1,304
Withholdings and Perceptions [member]
Disclosure of Taxes Payable [Line Items]
Current	2,070	1,631	946
Royalties [member]
Disclosure of Taxes Payable [Line Items]
Current	1,268	1,464	1,269
Tax on Fuels [member]
Disclosure of Taxes Payable [Line Items]
Current	635	1,290	452
IIBB [member]
Disclosure of Taxes Payable [Line Items]
Current	512	547	126
Miscellaneous [member]
Disclosure of Taxes Payable [Line Items]
Non current	1,428	2,175	220
Current	$ 3,420	$ 2,821	$ 2,782